FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current assets:	€ 58,336	€ 62,923
Trade receivables and other current assets (Note 6)	3,196		€ 5,150
Current financial assets	7,861	13,494
Cash and cash equivalents	45,125	40,307	€ 40,400
Amortized Cost Debt Instruments [Member]
IfrsStatementLineItems [Line Items]
Current assets:	58,336	62,923
Trade receivables and other current assets (Note 6)	5,349	9,122
Current financial assets	7,861	13,494
Cash and cash equivalents	45,125	40,307
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current assets:	58,336	62,923
Trade receivables and other current assets (Note 6)	5,349	9,122
Current financial assets	7,861	13,494
Cash and cash equivalents	45,125	40,307
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current assets:	58,336	62,923
Trade receivables and other current assets (Note 6)	5,349	9,122
Current financial assets	7,861	13,494
Cash and cash equivalents	€ 45,125	€ 40,307